Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Contract Liabilities [Abstract]
Balance at beginning of year	$ 20,445	$ 28,936
Additions	143,447	272,045
Recognized to revenue during the year	(159,514)	(280,625)
Exchange difference	121	89
Balance at the end of year	$ 4,499	$ 20,445